Manager
Securities Operations

[redacted]

New York Stock Exchange, Inc.
20 Broad Street
New York, NY 10005

tel: 212.656.5026
fax: 212.656.5893
pmadho@nyse.com

05069350

CERTNYS

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NYSE

November 4, 2005

RECD S.E.C.
NOV 04 2005
1086

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 2531 – STOP 1004
100 F Street, NE
Washington, DC 20549

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Exchange Act of 1933, ENSOURCE ENERGY INCOME FUND LP, Common Units representing limited partner interests. The NYSE requests simultaneous acceleration of registration of the Securities Exchange Act of 1934, together with the 1933 Act. Adequate distribution assured. Form 8-A received on November 4, 2005. Tentative listing date – Not yet determined.

Sincerely,

[signature]

PROCESSED
DEC 12 2005

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